CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 372,950	$ 216,358	$ 280,440
Other comprehensive income (loss), net of tax
Currency translation adjustments and other	(164,666)	23,506	17,564
Unrealized gains (losses) on available for sale securities, net of taxes	(60)	(1,324)	1,098
Other comprehensive income (loss), net of tax	(164,726)	22,182	18,662
Comprehensive income	208,224	238,540	299,102
Less: Comprehensive income (loss) attributable to noncontrolling interests	(32,902)	(12,485)	1,559
Comprehensive income attributable to Expedia, Inc.	$ 241,126	$ 251,025	$ 297,543